Expense Example {- Fintech Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Fintech Portfolio - FinTech Portfolio	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002